Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Colony Bankcorp, Inc.
Entity Central Index Key	0000711669
Amendment Flag	false
Colony Bankcorp, Inc. 401(k) Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false